Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Property, Plant and Equipment

	Land and Land Improvements	Buildings	Machinery and Equipment	Office Equipment	Assets under Finance Leases	Equipment under Installation and Construction in Progress	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Cost
Balance at January 1, 2015	$4,036.8	$269,163.9	$1,754,170.2	$27,960.8	$841.2	$109,334.7	$2,165,507.6
Additions	—	26,960.5	142,090.4	3,428.6	—	82,595.3	255,074.8
Disposals or retirements	—	(75.0)	(5,923.0)	(1,170.0)	—	—	(7,168.0)
Lease agreement modification	—	—	—	—	(824.1)	—	(824.1)
Effect of acquisition of subsidiary	—	624.7	1,402.0	447.9	—	176.6	2,651.2
Effect of exchange rate changes	30.6	127.8	1,750.0	32.7	(10.0)	4.9	1,936.0

Balance at December 31, 2015	$4,067.4	$296,801.9	$1,893,489.6	$30,700.0	$7.1	$192,111.5	$2,417,177.5

Accumulated depreciation and impairment
Balance at January 1, 2015	$459.2	$141,245.9	$1,188,388.4	$16,767.9	$447.4	$—	$1,347,308.8
Additions	28.9	16,312.6	199,185.0	3,751.7	25.2	—	219,303.4
Disposals or retirements	—	(74.0)	(5,585.4)	(1,125.2)	—	—	(6,784.6)
Lease agreement modification	—	—	—	—	(460.4)	—	(460.4)
Impairment	—	278.1	2,256.8	10.7	—	—	2,545.6
Effect of exchange rate changes	18.1	147.6	1,612.9	20.9	(5.1)	—	1,794.4

Balance at December 31, 2015	$506.2	$157,910.2	$1,385,857.7	$19,426.0	$7.1	$—	$1,563,707.2

Carrying amounts at December 31, 2015	$3,561.2	$138,891.7	$507,631.9	$11,274.0	$—	$192,111.5	$853,470.3

Cost
Balance at January 1, 2016	$4,067.4	$296,801.9	$1,893,489.6	$30,700.0	$7.1	$192,111.5	$2,417,177.5
Additions	—	9,113.3	156,874.2	4,584.1	—	195,256.0	365,827.6
Disposals or retirements	—	(13.4)	(3,094.2)	(469.2)	—	—	(3,576.8)
Reclassification	—	—	—	7.1	(7.1)	—	—
Effect of exchange rate changes	(18.1)	(1,497.3)	(4,401.9)	(92.4)	—	(167.8)	(6,177.5)

Balance at December 31, 2016	$4,049.3	$304,404.5	$2,042,867.7	$34,729.6	$—	$387,199.7	$2,773,250.8

Accumulated depreciation and impairment
Balance at January 1, 2016	$506.2	$157,910.2	$1,385,857.7	$19,426.0	$7.1	$—	$1,563,707.2
Additions	29.4	17,540.5	198,189.4	4,325.7	—	—	220,085.0
Disposals or retirements	—	(7.3)	(3,049.5)	(468.4)	—	—	(3,525.2)
Reclassification	—	—	—	7.1	(7.1)	—	—
Effect of exchange rate changes	(10.8)	(1,094.3)	(3,620.1)	(68.7)	—	—	(4,793.9)

Balance at December 31, 2016	$524.8	$174,349.1	$1,577,377.5	$23,221.7	$—	$—	$1,775,473.1

Carrying amounts at December 31, 2016	$3,524.5	$130,055.4	$465,490.2	$11,507.9	$—	$387,199.7	$997,777.7

	Land and Land Improvements	Buildings	Machinery and Equipment	Office Equipment	Assets under Finance Leases	Equipment under Installation and Construction in Progress	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Cost
Balance at January 1, 2017	$4,049.3	$304,404.5	$2,042,867.7	$34,729.6	$—	$387,199.7	$2,773,250.8
Additions (Deductions)	—	75,594.7	458,605.8	8,195.9	—	(219,902.5)	322,493.9
Disposals or retirements	—	(37.0)	(9,553.0)	(377.8)	—	—	(9,967.8)
Reclassification	—	—	8.8	1.5	—	—	10.3
Effect of disposal of subsidiary	—	—	(51.2)	(14.8)	—	(0.5)	(66.5)
Effect of exchange rate changes	(66.1)	(827.6)	(4,125.8)	(142.9)	—	56.8	(5,105.6)

Balance at December 31, 2017	$3,983.2	$379,134.6	$2,487,752.3	$42,391.5	$—	$167,353.5	$3,080,615.1

Accumulated depreciation and impairment
Balance at January 1, 2017	$524.8	$174,349.1	$1,577,377.5	$23,221.7	$—	$—	$1,775,473.1
Additions	27.8	20,844.6	229,985.6	4,938.0	—	—	255,796.0
Disposals or retirements	—	(28.8)	(8,114.3)	(377.5)	—	—	(8,520.6)
Reclassification	—	—	8.2	1.5	—	—	9.7
Effect of disposal of subsidiary	—	—	(42.8)	(13.9)	—	—	(56.7)
Effect of exchange rate changes	(42.1)	(718.4)	(3,765.3)	(102.9)	—	—	(4,628.7)

Balance at December 31, 2017	$510.5	$194,446.5	$1,795,448.9	$27,666.9	$—	$—	$2,018,072.8

Carrying amounts at December 31, 2017	$3,472.7	$184,688.1	$692,303.4	$14,724.6	$—	$167,353.5	$1,062,542.3